Warrants and Derivative Liabilities (Detail Textuals) - USD ($)		1 Months Ended				3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 01, 2018	Dec. 20, 2019	Feb. 16, 2018	Jan. 31, 2018	Jan. 19, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 28, 2017
Class of Warrant or Right [Line Items]
Warrants issued in connection with convertible multi draw credit agreement related party value							$ 716,110		$ 716,110	$ 315,080
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model						$ (35,903)	12,820,618		(9,734,759)	6,503,174
Proceeds from Issuance of Warrants									4,080,000	98,700
Payments of Derivative Issuance Costs										(137,192)
Reduction of equity liability						(26,563)	0		(6,238,265)	(2,356,581)
Series B Preferred Stock - conversion liability
Class of Warrant or Right [Line Items]
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model										0
Reduction of equity liability										(6,715)
Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Conversion price, per share (in dollars per share)					$ 0.10
Emerald Financing Warrant Liability
Class of Warrant or Right [Line Items]
Number of warrants issued			44,200,000		44,200,000
Warrant exercise price			$ 0.10		$ 0.10
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model						(81,879)	12,239,322		(9,042,066)	4,826,779
Fair value of common stock warrants issued			$ 5,707,423		$ 4,717,211
Reduction of equity liability						$ 0	$ 0		$ (5,933,323)	0
2019 Common Stock Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued									8,000,000
Warrant exercise price						$ 0.35			$ 0.35
Term of warrant						5 years			5 years
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model									$ 1,130,400
Proceeds from Issuance of Warrants									722,208
Emerald Multi-Draw Credit Agreement Warrants
Class of Warrant or Right [Line Items]
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model									(484,147)	15,351
Reduction of equity liability									(160,567)	$ 0
Emerald Financing Warrant Liability
Class of Warrant or Right [Line Items]
Total number of warrants issued			44,200,000		44,200,000
Warrant exercise price			$ 0.10		$ 0.10
Term of warrant			5 years		5 years
Aggregate exercise price of outstanding credit agreement									$ 4,080,000
Emerald Multi-Draw Credit Agreement Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued	2,500,000						5,000,000		5,000,000
Warrant exercise price						$ 0.50			$ 0.50
Term of warrant						5 years			5 years
Warrants issued in connection with convertible multi draw credit agreement related party value							$ 716,110
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model	$ 593,629					$ 100,085	227,858		$ 1,830,573
Proceeds from Issuance of Warrants	$ 315,080								$ 716,110
Reduction of equity liability						$ 0	0
Emerald Multi-Draw Credit Agreement Warrants | Warrants
Class of Warrant or Right [Line Items]
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model							1,830,573
2018 Emerald Financing Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued			3,400,000		40,800,000
Total number of warrants issued									40,800,000
Warrant exercise price						$ 0.10			$ 0.10
Term of warrant						5 years			5 years
Warrants aggregate exercise price		$ 4,080,000							$ 4,080,000
Warrants exercise		40,800,000							40,800,000
Series B Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued						312,500
Value of common stock called by warrants						$ 26,563
Total number of warrants issued						312,500		187,500		187,500
Warrant exercise price						$ 0.00					$ 0.10
Conversion price, per share (in dollars per share)					$ 0.00
Series B Warrants | Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price						$ 1.15
Emerald Convertible Promissory Note Conversion Liability
Class of Warrant or Right [Line Items]
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model					$ 360,000					$ 185,000
Reduction of equity liability										(810,000)
Series B - warrant liability
Class of Warrant or Right [Line Items]
Warrant exercise price				$ 0.10	$ 0.00				$ 1.15		$ 0.10
Warrant vested aggregate fair value utilizing the Black-Scholes option pricing model						$ (54,109)	353,438		$ (208,546)	$ 1,476,044
Warrants exercise								4,231,750	187,500	987,000
Proceeds from Warrant Exercises				$ 98,700
Reduction of equity liability						$ (26,563)	$ 0		$ (144,375)	$ (1,539,866)